Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Tables)	12 Months Ended
Dec. 31, 2023
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Schedule of finance income (expense) from insurance contracts and reinsurance contract assets held

	Year ended December 31,
	2023	2022
		Restated
Net finance income (expense) from insurance contracts
Interest accreted to insurance contracts	(1,889.5)	(433.6)
Effect of changes in interest rates and other financial assumptions	(263.2)	2,448.0
	(2,152.7)	2,014.4

Net finance income (expense) from reinsurance contract assets held
Interest accreted to reinsurance contract assets held	502.0	122.3
Effect of changes in interest rates and other financial assumptions	45.1	(519.4)
	547.1	(397.1)
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,605.6)	1,617.3

Investment income(1)
Interest and dividends	1,896.2	961.8
Share of profit of associates	1,022.2	1,022.4
Net gains (losses) on investments	1,949.5	(1,573.2)
	4,867.9	411.0
Net financial result	3,262.3	2,028.3
(1)

Interest and dividends, share of profit of associates and net gains (losses) on investments as presented in the consolidated statement of earnings, which includes amounts reported by the non-insurance companies and the group holding companies as disclosed in note 23.